Note 8 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
September 30,
	2017	2016

Deferred tax assets	$-	$-

Deferred tax liabilities	-	-

Net deferred tax assets/(liabilities)	$-	$-

Schedule of Temporary Differences of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2017		2016
	Temporary Difference	Tax Effect	Temporary Difference	Tax Effect

Deferred tax assets
Net operating loss	$1,789,958	$663,358	$1,156,331	$428,536
Other temporary differences	716,750	265,628	9,261	3,432
Net deferred tax assets	2,506,708	928,986	1,165,592	431,968
Valuation allowance	(2,506,708)	(928,986)	(1,165,592)	(431,968)
Total deferred tax asset	-	-	-	-

Deferred tax liabilities
Total deferred liability	-	-	-	-
Total net deferred tax asset	$-	$-	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	September 30,
	2017	2016

U.S. Federal statutory graduated rate	34.00%	34.00%
State income tax rate, net of federal benefit	3.06%	3.06%
Total rate	37.06%	37.06%

Less: Net operating loss for which no benefit is currently available	(37.06)%	(37.06)%
Net effective rate	0.00%	0.00%